Financial Instrument Risk Management Financial Instrument Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of maximum exposure to credit risk
The positive fair value of derivative assets is used to determine the credit risk exposure if the counterparties were to default. The credit risk exposure is the cost of replacing, at current market rates, all derivative contracts with a positive fair value. Additionally, we have credit exposure to items not on the Consolidated Statements of Financial Position as follows:

As at December 31,	2017	2016
Off-balance sheet items:
Loan commitments(1)	$1,740	$1,322
Guarantees	12	34
Total off-balance sheet items	$1,752	$1,356

(1)
Loan commitments include commitments to extend credit under commercial and multi-family residential mortgages and private debt securities not quoted in an active market. Commitments on debt securities contain provisions that allow for withdrawal of the commitment if there is deterioration in the credit quality of the borrower.

Disclosure of right of offset and collateral
We do not offset financial instruments in our Consolidated Statements of Financial Position, as our rights of offset are conditional. The following tables present the effect of conditional netting and similar arrangements. Similar arrangements include global master repurchase agreements, security lending agreements, and any related rights to financial collateral.

As at December 31,	2017				2016
	Financial instruments presented in the Consolidated Statements of Financial Position(1)	Related amounts not set off in the Consolidated Statements of Financial Position			Financial instruments presented in the Consolidated Statements of Financial Position(1)	Related amounts not set off in the Consolidated Statements of Financial Position
		Financial instruments subject to master netting or similar agreements	Financial collateral (received) pledged(2)	Net amount		Financial instruments subject to master netting or similar agreements	Financial collateral (received) pledged(2)	Net amount
Financial assets
Derivative assets (Note 6.A.v)	$1,478	$(694)	$(662)	$122	$1,608	$(806)	$(720)	$82
Total financial assets	$1,478	$(694)	$(662)	$122	$1,608	$(806)	$(720)	$82
Financial liabilities
Derivative liabilities	$(1,756)	$694	$754	$(308)	$(2,512)	$806	$1,318	$(388)
Repurchase agreements (Note 5.G.ii)	$(1,976)	$—	$1,976	$—	$(1,789)	$—	$1,789	$—
Total financial liabilities	$(3,732)	$694	$2,730	$(308)	$(4,301)	$806	$3,107	$(388)

(1)
Net amounts of the financial instruments presented in our Consolidated Statements of Financial Position are the same as our gross recognized financial instruments, as we do not offset financial instruments in our Consolidated Statements of Financial Position.

(2)
Financial collateral excludes overcollateralization and for exchange-traded derivatives, initial margin. Total financial collateral, including initial margin and overcollateralization, received on derivative assets was $853 ($779 as at December 31, 2016), pledged on derivative liabilities was $1,127 ($1,898 as at December 31, 2016), and pledged on repurchase agreements was $1,976 ($1,789 as at December 31, 2016).

Disclosure of financial assets
The following table summarizes the financial assets included in our Consolidated Statements of Financial Position and the asset classifications applicable to these assets:

Cash, cash equivalents and short-term securities	FVTPL
Debt securities	FVTPL and AFS
Equity securities	FVTPL and AFS
Mortgages and loans	Loans and receivables
Other invested assets	FVTPL and AFS
Policy loans	Loans and receivables
Cash, cash equivalents and short-term securities presented in our Consolidated Statements of Financial Position and Net cash, cash equivalents and short-term securities presented in our Consolidated Statements of Cash Flows consist of the following:

As at December 31,	2017	2016
Cash	$1,504	$1,841
Cash equivalents	4,592	4,857
Short-term securities	2,794	1,944
Cash, cash equivalents and short-term securities	8,890	8,642
Less: Bank overdraft, recorded in Other liabilities	140	189
Net cash, cash equivalents and short-term securities	$8,750	$8,453
Gross unrealized gains and gross unrealized losses included in accumulated OCI on AFS debt and equity securities, before the effect of hedge accounting, consist of the following:

As at December 31,			2017		2016
Amortized cost		Gross unrealized gains	Gross unrealized (losses)	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized (losses)	Fair value
Debt securities:
Canadian federal government	$1,873	$1	$(42)	$1,832	$1,676	$10	$(32)	$1,654
Canadian provincial and municipal government	1,136	17	(15)	1,138	1,143	19	(14)	1,148
U.S. government and agency	822	3	(7)	818	714	1	(23)	692
Other foreign government	670	83	(1)	752	683	92	(9)	766
Corporate	5,586	326	(18)	5,894	5,662	254	(33)	5,883
Asset-backed securities:
Commercial mortgage-backed securities	742	9	(7)	744	881	17	(10)	888
Residential mortgage-backed securities	400	3	(5)	398	507	3	(9)	501
Collateralized debt obligations	413	1	—	414	305	1	—	306
Other	654	9	(1)	662	592	1	(10)	583
Total debt securities	12,296	452	(96)	12,652	12,163	398	(140)	12,421
Equity securities	746	200	(4)	942	594	172	(8)	758
Total AFS debt and equity securities	$13,042	$652	$(100)	$13,594	$12,757	$570	$(148)	$13,179
The following table provides a reconciliation of the beginning and ending balances for assets that are categorized in Level 3:

For the year ended	Debt securities – fair value through profit or loss	Debt securities – available-for-sale	Equity securities – fair value through profit or loss	Equity securities – available-for-sale	Other invested assets	Investment properties	Total invested assets measured at fair value	Investments for account of segregated fund holders	Total assets measured at fair value
December 31, 2017
Beginning balance	$442	$191	$144	$7	$1,544	$6,592	$8,920	$865	$9,785
Included in net income(1)(3)(5)	(3)	(1)	7	—	(59)	158	102	60	162
Included in OCI(3)	—	—	—	—	18	—	18	—	18
Purchases	180	215	34	32	505	448	1,414	302	1,716
Sales	(41)	(2)	(7)	—	(318)	(277)	(645)	(77)	(722)
Settlements	(66)	(5)	(7)	—	—	—	(78)	(1)	(79)
Transfers into Level 3(2)(6)	204	—	—	—	49	259	512	—	512
Transfers (out) of Level 3(2)	(284)	(262)	—	—	—	—	(546)	—	(546)
Foreign currency translation(4)	(15)	—	(4)	(1)	(18)	(113)	(151)	5	(146)
Ending balance	$417	$136	$167	$38	$1,721	$7,067	$9,546	$1,154	$10,700
Gains (losses) included in earnings relating to instruments still held at the reporting date(1)	$—	$—	$8	$—	$(59)	$147	$96	$27	$123

December 31, 2016
Beginning balance	$527	$105	$170	$—	$1,106	$6,540	$8,448	$765	$9,213
Included in net income(1)(3)(5)	(3)	1	(15)	—	7	70	60	24	84
Included in OCI(3)	—	—	—	—	(11)	—	(11)	—	(11)
Purchases	239	175	74	7	615	404	1,514	247	1,761
Sales	(30)	(3)	(1)	—	(175)	(346)	(555)	(66)	(621)
Settlements	(64)	(50)	(46)	—	—	—	(160)	(1)	(161)
Transfers into Level 3(2)	82	6	—	—	—	—	88	—	88
Transfers (out) of Level 3(2)	(298)	(40)	(37)	—	—	—	(375)	(10)	(385)
Foreign currency translation(4)	(11)	(3)	(1)	—	2	(76)	(89)	(94)	(183)
Ending balance	$442	$191	$144	$7	$1,544	$6,592	$8,920	$865	$9,785
Gains (losses) included in earnings relating to instruments still held at the reporting date(1)	$(5)	$—	$(15)	$—	$7	$90	$77	$20	$97

(1)	Included in Net investment income (loss) for Total invested assets measured at fair value in our Consolidated Statements of Operations.

(2)
Transfers into Level 3 occur when the inputs used to price the assets and liabilities lack observable market data, and as a result, no longer meet the Level 1 or 2 definitions at the reporting date. Transfers out of Level 3 occur when the pricing inputs become more transparent and satisfy the Level 1 or 2 criteria and are primarily the result of observable market data being available at the reporting date, thus removing the requirement to rely on inputs that lack observability.

(3)
Total gains and losses in net income (loss) and OCI are calculated assuming transfers into or out of Level 3 occur at the beginning of the period. For an asset or liability that transfers into Level 3 during the reporting period, the entire change in fair value for the period is included in the table above. For transfers out of Level 3 during the reporting period, the change in fair value for the period is excluded from the table above.

(4)	Foreign currency translation relates to the foreign exchange impact of translating Level 3 assets and liabilities of foreign subsidiaries from their functional currencies to Canadian dollars.

(5)
Investment properties included in net income is comprised of fair value changes on investment properties of $211 ($126 in 2016) net of amortization of leasing commissions and tenant inducements of $53 ($56 in 2016).

(6) Transfers into Level 3 in Investment properties includes the reclassification of our former head office location in the second quarter of 2017, previously classified as owner-occupied with a fair value of $259 at the time of transfer from Other assets to Investment properties. The reclassification recognized a revaluation surplus of $172, which was recorded as an increase of $139 of accumulated other comprehensive income, net of taxes of $33.

The carrying values and fair values of our financial assets are shown in the following table:

As at	December 31, 2017		December 31, 2016
	Carrying value	Fair value	Carrying value	Fair value
Assets
Cash, cash equivalents and short-term securities	$8,890	$8,890	$8,642	$8,642
Debt securities – fair value through profit or loss	59,967	59,967	59,466	59,466
Debt securities – available-for-sale	12,652	12,652	12,421	12,421
Equity securities – fair value through profit or loss	5,078	5,078	5,016	5,016
Equity securities – available-for-sale	942	942	758	758
Mortgages and loans	42,805	45,406	40,775	43,104
Derivative assets	1,478	1,478	1,608	1,608
Other invested assets – fair value through profit or loss(1)	2,211	2,211	2,041	2,041
Other invested assets – available-for-sale(1)	562	562	623	623
Policy loans	3,106	3,106	3,141	3,141
Total financial assets(2)	$137,691	$140,292	$134,491	$136,820

(1)	Other invested assets (FVTPL and AFS) include our investments in segregated funds, mutual funds, and limited partnerships.

(2)
Invested assets on our Consolidated Statements of Financial Position of $146,139 ($142,350 as at December 31, 2016) includes Total financial assets in this table, Investment properties of $7,067 ($6,592 as at December 31, 2016), and Other invested assets – non-financial assets of $1,381 ($1,267 as at December 31, 2016).

The carrying value of debt securities by issuer and industry sector is shown in the following table:

As at December 31,	2017			2016
	Fair value through profit or loss	Available-for-sale	Total debt securities	Fair value through profit or loss	Available-for-sale	Total debt securities
Debt securities issued or guaranteed by:
Canadian federal government	$3,366	$1,832	$5,198	$3,117	$1,654	$4,771
Canadian provincial and municipal government	12,158	1,138	13,296	11,452	1,148	12,600
U.S. government and agency	1,231	818	2,049	1,198	692	1,890
Other foreign government	5,361	752	6,113	5,578	766	6,344
Total government issued or guaranteed debt securities	22,116	4,540	26,656	21,345	4,260	25,605
Corporate debt securities by industry sector:
Financials	7,856	1,705	9,561	7,757	1,546	9,303
Utilities and energy	10,413	1,005	11,418	10,541	1,076	11,617
Telecommunication services	1,763	298	2,061	1,786	288	2,074
Consumer staples and discretionary	4,272	960	5,232	4,718	1,135	5,853
Industrials	4,090	707	4,797	4,103	708	4,811
Real estate	2,213	366	2,579	1,977	324	2,301
Other	3,563	853	4,416	3,571	806	4,377
Total corporate debt securities	34,170	5,894	40,064	34,453	5,883	40,336
Asset-backed securities	3,681	2,218	5,899	3,668	2,278	5,946
Total debt securities	$59,967	$12,652	$72,619	$59,466	$12,421	$71,887

The carrying value of debt securities by geographic location is shown in the following table. The geographic location is based on the country of the creditor's parent.

As at December 31,	2017			2016
	Fair value through profit or loss	Available-for- sale	Total debt securities	Fair value through profit or loss	Available-for- sale	Total debt securities
Canada	$24,132	$4,114	$28,246	$22,507	$3,589	$26,096
United States	20,758	5,719	26,477	21,469	5,910	27,379
United Kingdom	5,319	590	5,909	5,621	659	6,280
Other	9,758	2,229	11,987	9,869	2,263	12,132
Balance	$59,967	$12,652	$72,619	$59,466	$12,421	$71,887
The carrying value of mortgages and loans by geographic location and type is shown in the following tables. The geographic location for mortgages is based on location of property, while for corporate loans it is based on the country of the creditor's parent.

As at December 31, 2017	Canada	United States	United Kingdom	Other	Total
Mortgages
Retail	$2,027	$2,264	$—	$—	$4,291
Office	1,898	2,363	—	—	4,261
Multi-family residential	3,214	1,368	—	—	4,582
Industrial and land	670	990	—	—	1,660
Other	581	118	—	—	699
Total mortgages(1)	$8,390	$7,103	$—	$—	$15,493
Loans	$13,265	$9,542	$1,678	$2,827	$27,312
Total mortgages and loans	$21,655	$16,645	$1,678	$2,827	$42,805

(1) $3,171 of mortgages in Canada are insured by the Canada Mortgage and Housing Corporation.

As at December 31, 2016	Canada	United States	United Kingdom	Other	Total
Mortgages
Retail	$2,176	$2,304	$—	$—	$4,480
Office	1,816	2,592	—	—	4,408
Multi-family residential	3,067	1,113	—	—	4,180
Industrial and land	719	1,006	—	—	1,725
Other	456	147	—	—	603
Total mortgages(1)	$8,234	$7,162	$—	$—	$15,396
Loans	$13,120	$8,562	$803	$2,894	$25,379
Total mortgages and loans	$21,354	$15,724	$803	$2,894	$40,775

(1) $2,936 of mortgages in Canada are insured by the Canada Mortgage and Housing Corporation.
The contractual maturities of debt securities are shown in the following table. Debt securities that are not due at a single maturity date are included in the tables in the year of final maturity. Actual maturities could differ from contractual maturities because of the borrower's right to call or extend or right to prepay obligations, with or without prepayment penalties.

As at December 31,	2017			2016
	Fair value through profit or loss	Available-for- sale	Total debt securities	Fair value through profit or loss	Available-for- sale	Total debt securities
Due in 1 year or less	$1,432	$1,053	$2,485	$1,741	$878	$2,619
Due in years 2-5	7,903	3,465	11,368	7,780	3,406	11,186
Due in years 6-10	10,148	3,177	13,325	10,227	3,039	13,266
Due after 10 years	40,484	4,957	45,441	39,718	5,098	44,816
Total debt securities	$59,967	$12,652	$72,619	$59,466	$12,421	$71,887

The carrying value of mortgages by scheduled maturity, before allowances for losses, is as follows:

As at December 31,	2017	2016
Due in 1 year or less	$931	$1,196
Due in years 2-5	4,829	4,608
Due in years 6-10	6,963	6,659
Due after 10 years	2,792	2,956
Total mortgages	$15,515	$15,419

The carrying value of loans by scheduled maturity, before allowances for losses, is as follows:

As at December 31,	2017	2016
Due in 1 year or less	$1,806	$1,655
Due in years 2-5	6,350	6,234
Due in years 6-10	4,968	4,783
Due after 10 years	14,216	12,714
Total loans	$27,340	$25,386

Disclosure of notional amounts of derivative instruments by type and maturity
Notional amounts of derivative financial instruments are the basis for calculating payments and are generally not the actual amounts exchanged. The following table provides the notional amounts of derivative instruments outstanding by type of derivative and term to maturity:

As at December 31,	2017				2016
	Term to maturity				Term to maturity
	Under 1 Year	1 to 5 Years	Over 5 Years	Total	Under 1 Year	1 to 5 Years	Over 5 Years	Total
Over-the-counter contracts:
Interest rate contracts:
Forward contracts	$469	$—	$—	$469	$451	$—	$—	$451
Swap contracts	1,348	3,486	16,053	20,887	1,076	3,815	16,500	21,391
Options purchased	1,062	2,266	2,451	5,779	1,668	2,004	3,137	6,809
Options written(1)	—	786	459	1,245	537	839	490	1,866
Foreign exchange contracts:
Forward contracts	6,305	42	—	6,347	5,494	—	—	5,494
Swap contracts	332	4,198	7,214	11,744	654	4,197	6,180	11,031
Other contracts:
Forward contracts	109	150	—	259	96	132	—	228
Swap contracts	126	1	—	127	114	—	—	114
Credit derivatives	48	903	170	1,121	—	690	215	905
Exchange-traded contracts:
Interest rate contracts:
Futures contracts	3,415	—	—	3,415	3,138	—	—	3,138
Equity contracts:
Futures contracts	2,216	—	—	2,216	2,583	—	—	2,583
Options purchased	465	47	—	512	277	—	—	277
Options written	—	—	—	—	63	—	—	63
Total notional amount	$15,895	$11,879	$26,347	$54,121	$16,151	$11,677	$26,522	$54,350

(1)     These are covered short derivative positions that may include interest rate options, swaptions, or floors.

The following table provides the fair value of derivative instruments outstanding by term to maturity:

As at December 31,	2017				2016
	Term to maturity				Term to maturity
	Under 1 Year	1 to 5 Years	Over 5 Years	Total	Under 1 Year	1 to 5 Years	Over 5 Years	Total
Derivative assets	$97	$226	$1,155	$1,478	$191	$186	$1,231	$1,608
Derivative liabilities	$(90)	$(347)	$(1,319)	$(1,756)	$(219)	$(574)	$(1,719)	$(2,512)

Disclosure of debt securities, mortgages, and loans by credit quality
The following table summarizes our debt securities by credit quality:

As at December 31,	2017			2016
	Fair value through profit or loss	Available-for-sale	Total debt securities	Fair value through profit or loss	Available-for-sale	Total debt securities
Debt securities by credit rating:
AAA	$8,579	$4,870	$13,449	$8,128	$4,567	$12,695
AA	14,006	1,809	15,815	11,905	1,727	13,632
A	19,603	3,000	22,603	20,798	2,914	23,712
BBB	16,894	2,674	19,568	17,347	2,778	20,125
BB and lower	885	299	1,184	1,288	435	1,723
Total debt securities	$59,967	$12,652	$72,619	$59,466	$12,421	$71,887
The following table shows the OTC derivative financial instruments with a positive fair value split by counterparty credit rating:

As at December 31,	2017			2016
	Gross positive replacement cost(2)	Impact of master netting agreements(3)	Net replacement cost(4)	Gross positive replacement cost(2)	Impact of master netting agreements(3)	Net replacement cost(4)
Over-the-counter contracts:
AA	$113	$(95)	$18	$313	$(281)	$32
A	872	(589)	283	768	(511)	257
BBB	466	(10)	456	493	(14)	479
Total over-the-counter derivatives(1)	$1,451	$(694)	$757	$1,574	$(806)	$768

(1)
Exchange-traded derivatives with a positive fair value of $27 in 2017 ($34 in 2016) are excluded from the table above, as they are subject to daily margining requirements. Our credit exposure on these derivatives is with the exchanges and clearinghouses.

(2)	Used to determine the credit risk exposure if the counterparties were to default. The credit risk exposure is the cost of replacing, at current market rates, all contracts with a positive fair value.

(3)
The credit risk associated with derivative assets subject to master netting arrangements is reduced by derivative liabilities due to the same counterparty in the event of default or early termination. Our overall exposure to credit risk reduced through master netting arrangements may change substantially following the reporting date as the exposure is affected by each transaction subject to the arrangement.

(4)	Net replacement cost is positive replacement cost less the impact of master netting agreements.

The following tables summarize our mortgages and loans by credit quality indicator:

As at December 31,	2017	2016
Mortgages by credit rating:
Insured	$3,171	$2,936
AAA	4	—
AA	1,716	1,602
A	4,304	3,381
BBB	5,060	5,866
BB and lower	1,227	1,595
Impaired	11	16
Total mortgages	$15,493	$15,396

As at December 31,	2017	2016
Loans by credit rating:
AAA	$400	$455
AA	3,670	3,594
A	11,626	11,529
BBB	10,745	9,039
BB and lower	810	762
Impaired	61	—
Total loans	$27,312	$25,379

The following table provides a summary of the credit default swap protection sold by credit rating of the underlying reference security:

As at December 31,	2017		2016
	Notional amount	Fair value	Notional amount	Fair value
Single name CDS contracts
AA	$67	$1	$88	$1
A	584	15	491	5
BBB	446	9	284	2
Total single name CDS contracts	$1,097	$25	$863	$8
CDS index contracts	$24	$—	$42	$—
Total credit default swap contracts	$1,121	$25	$905	$8
The following is the potential maximum exposure to loss based on ceded reserves and outstanding claims:

As at December 31,		2017		2016
Gross exposure		Collateral	Net exposure	Gross exposure	Collateral	Net exposure
Reinsurance counterparties by credit rating:
AA	$1,241	$4	$1,237	$1,048	$—	$1,048
A	1,632	99	1,533	2,688	121	2,567
BBB	157	116	41	158	1	157
BB	1,539	1,455	84	1,543	1,467	76
B	257	74	183	336	86	250
Not rated	76	72	4	158	153	5
Total	$4,902	$1,820	$3,082	$5,931	$1,828	$4,103
Less: ceded negative reserves	$874			$787
Total Reinsurance assets	$4,028			$5,144

Disclosure of mortgages and loans past due or impaired
The distribution of mortgages and loans past due or impaired is shown in the following tables:

	Gross carrying value			Allowance for losses
As at December 31, 2017	Mortgages	Loans	Total	Mortgages	Loans	Total
Not past due	$15,482	$27,180	$42,662	$—	$—	$—
Past due:
Past due less than 90 days	—	71	71	—	—	—
Past due 90 days or more	—	—	—	—	—	—
Impaired	33	89	122	22	28	50
Total	$15,515	$27,340	$42,855	$22	$28	$50

	Gross carrying value			Allowance for losses
As at December 31, 2016	Mortgages	Loans	Total	Mortgages	Loans	Total
Not past due	$15,378	$25,379	$40,757	$—	$—	$—
Past due:
Past due less than 90 days	2	—	2	—	—	—
Past due 90 days or more	—	—	—	—	—	—
Impaired	39	7	46	23	7	30
Total	$15,419	$25,386	$40,805	$23	$7	$30

Disclosure of changes in allowance for losses
The changes in the allowances for losses are as follows:

	Mortgages	Loans	Total
Balance, January 1, 2016	$42	$7	$49
Provision for (reversal of) losses	(3)	2	(1)
Write-offs, net of recoveries	(14)	(2)	(16)
Foreign exchange rate movements	(2)	—	(2)
Balance, December 31, 2016	$23	$7	$30
Provision for (reversal of) losses	—	22	22
Write-offs, net of recoveries, and other adjustments	—	—	—
Foreign exchange rate movements	(1)	(1)	(2)
Balance, December 31, 2017	$22	$28	$50

Disclosure of equities by issue country
The carrying value of equities by issuer country is shown in the following table:

As at December 31,	2017			2016
	Fair value through profit or loss	Available-for-sale	Total equities	Fair value through profit or loss	Available-for-sale	Total equities
Canada	$3,282	$53	$3,335	$3,404	$37	$3,441
United States	765	671	1,436	757	538	1,295
United Kingdom	130	5	135	126	5	131
Other	901	213	1,114	729	178	907
Total equities	$5,078	$942	$6,020	$5,016	$758	$5,774